Cash and cash equivalents	12 Months Ended
Jun. 30, 2023
Cash and cash equivalents.
Cash and cash equivalents
26	Cash and cash equivalents

	2023	2022
for the year ended 30 June	Rm	Rm
Cash and cash equivalents	51 214	40 577
Restricted cash and cash equivalents	2 712	2 563
	53 926	43 140
Bank overdraft	(159)	(173)
Per the statement of cash flows	53 767	42 967
Cash by currency
Rand	31 155	27 122
Euro	3 457	2 835
US dollar	18 478	12 289
Other currencies	677	721
	53 767	42 967

Included in restricted cash and cash equivalents are cash in respect of various special purpose entities and joint operations in the Group for use within those entities.

Accounting policies:

Cash includes cash on hand and demand deposits that can be withdrawn at any time without prior notice or penalty.

Cash equivalents include short-term highly liquid investments with a maturity period of three months or less at date of purchase.

Cash restricted for use comprises cash and cash equivalents which are not available for general use by the Group, including amounts held in escrow, trust or other separate bank accounts.

Cash, cash equivalents and cash restricted for use are stated at carrying amount which is deemed to be fair value.

Bank overdrafts that are repayable on demand and that are integral to the Group's cash management are offset against cash and cash equivalents in the statement of cash flows.

The Statement of cash flows is presented on the direct method. Notes are supplied as supplemental information to the Statement of cash flows. Finance income and expenses and dividends received and paid are presented under operating activities in the Statement of cash flows.